Goodwill (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of reconciliation of changes in goodwill [abstract]
Summary of goodwill

At January 1, 2022	$3,978,065
Additions from acquisition (note 34(D))	33,800,276
Impairment loss (note 7(a)(iv))	(3,272,253)
Exchange differences	(705,812)
At December 31, 2022 and January 1, 2023	33,800,276
Adjustment of non-controlling interests	(729,885)
Impairment loss	(3,900,268)
At December 31, 2023	$29,170,123

Summary of goodwill balance allocated to the CGUs
Below is the summary of ACT Genomics goodwill balance allocated to the Group’s CGUs:

	2023	2022
Cancer genetic testing services within the Diagnostics segment	$28,319,438	$30,639,976
Sales of medical diagnostics products within the Diagnostics segment	850,685	3,160,300
	$29,170,123	$33,800,276

	2023	2022
CGU of cancer genetic testing services
Pre-tax discount rate	21.9%	19.5%
Terminal value growth rate	3.0%	3.0%
Average revenue growth rate	24.7%	31.1%
CGU of sales of medical diagnostics products
Pre-tax discount rate	21.7%	19.6%
Terminal value growth rate	3.0%	3.0%
Average revenue growth rate	12.0%	18.3%

2022
CGU Prevention EMEA
Pre-tax discount rate	16.8%
Terminal value growth rate	3.2%
Average revenue growth rate	25.1%
CGU Diagnostics EMEA
Pre-tax discount rate	16.8%
Terminal value growth rate	N/A
Average revenue growth rate	N/A